Investments	12 Months Ended
Dec. 31, 2023
Investments
Investments

Note 6 – Investments

Investments comprised the following:

	At December 31,	At December 31,
	2023	2022
Equity investments	$246.4	$224.6
Warrants	8.1	2.6
	$254.5	$227.2

Equity Investments

Equity investments comprised the following:

	At December 31,	At December 31,
	2023	2022
Labrador Iron Ore Royalty Corporation ("LIORC")	$152.7	$157.0
G Mining Ventures	47.6	22.8
Other	46.1	44.8
	$246.4	$224.6

During the year ended December 31, 2023, the Company disposed of equity investments with a cost of $1.5 million (2022 - $1.1 million) for gross proceeds of $2.0 million (2022 – $1.8 million).

The change in the fair value of equity investments recognized in other comprehensive income (loss) for the years ended December 31, 2023 and 2022 were as follows:

	2023	2022
Gain (loss) on changes in the fair value of equity investments at FVTOCI	$8.4	$(42.3)
Income tax (expense) recovery in other comprehensive income (loss)	(1.1)	5.6
Gain (loss) on changes in the fair value of equity investments at FVTOCI, net of income tax	$7.3	$(36.7)